Shareholder Report, Line Graph (Details) - USD ($)												12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Aug. 31, 2015	Jul. 31, 2015	Jul. 31, 2025
Retail Class
Account Value [Line Items]
Line Graph and Table Measure Name												Retail Class
Accumulated Value	$ 32,739	$ 25,878	$ 24,773	$ 27,921	$ 22,018	$ 18,574	$ 15,204	$ 12,061	$ 10,430		$ 10,000	$ 37,454
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name												Institutional Class
Accumulated Value	838,276	660,928	631,090	709,347	557,919	469,444	383,229	303,157	261,429		250,000	$ 961,721
Supra Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name												Supra Institutional Class
Accumulated Value	1,053,755,959	830,200,346	791,991,858	889,569,746	698,985,924	587,583,550	479,273,971	378,758,752	326,327,055	$ 300,000,000		$ 1,209,878,208
S&P 500 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Total Return
Accumulated Value	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561		10,000	$ 35,989
S&P 500 Equal Weight Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Equal Weight Total Return
Accumulated Value	25,380	22,480	20,761	21,349	14,663	14,579	13,791	12,124	10,604		10,001	$ 27,651
S&P 500 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Total Return
Accumulated Value	773,403	633,167	560,248	587,505	430,580	384,591	356,150	306,392	264,035		250,000	$ 899,717
S&P 500 Equal Weight Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Equal Weight Total Return
Accumulated Value	634,423	561,919	518,958	533,660	366,519	364,438	344,729	303,048	265,068		$ 249,998	$ 691,178
S&P 500 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Total Return
Accumulated Value	987,673,406	808,585,709	715,464,698	750,273,209	549,871,288	491,142,276	454,821,067	391,277,053	337,185,589	300,000,000		$ 1,148,982,503
S&P 500 Equal Weight Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Equal Weight Total Return
Accumulated Value	$ 804,658,107	$ 712,699,198	$ 658,210,645	$ 676,856,634	$ 464,866,673	$ 462,228,299	$ 437,230,564	$ 384,365,596	$ 336,193,267	$ 300,000,001		$ 876,642,423